Investments in Associates and Joint Ventures - Carrying Value of PCEV's Investments in MIH (Parenthetical) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Stock options on employee share	₱ 2,413	₱ 2,086